Segment Information - Schedule of Reconciliation of Reportable Segment Amounts to the Consolidated Balances (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Adjustments to reconcile to consolidated revenues:
Reimbursable debit network fees, postage, and other	$ 873				$ 875					$ 3,604		$ 3,507		$ 3,362
Revenues	2,695	$ 2,883	$ 2,792	$ 2,837	2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	11,152		10,809		10,680
Segment EBITDA	563				614					2,663		2,449		2,436
Depreciation and amortization	(251)				(265)					(1,056)		(1,091)		(1,192)
Interest Expense	(407)	(405)	(418)	(463)	(467)	(471)	(469)	(472)	(469)	(1,753)		(1,881)		(1,898)
Interest income	1	2	2	4	3	3	3	3	2	11		11		9
Loss on debt extinguishment		0	(260)	0	0					(260)		0		0
Income tax expense (benefit)	(3)	(28)	23	(40)	(37)	15	(29)	(11)	(62)	(82)		(87)		224
Share-based Compensation	(7)				(29)					(51)		(39)		(12)
Net loss attributable to FDC	(112)	$ 12	$ (235)	$ (34)	(201)	$ (124)	$ (219)	$ (187)	$ (339)	(458)		(869)		(701)
Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	1,655				1,629					6,904		6,684		6,682
Adjustments to reconcile to consolidated revenues:
Segment EBITDA	609				650
Corporate
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	0				0					0		0		0
Adjustments to reconcile to consolidated revenues:
Segment EBITDA	(46)				(36)					(161)		(148)		(125)
Adjustments
Adjustments to reconcile to consolidated revenues:
Adjustments for non-wholly-owned entities	20				1					57	[1]	39	[1]	73	[1]
ISO commission expense	147				135					587		579		563
Reimbursable debit network fees, postage, and other	873				875					3,604		3,507		3,362
Adjustments for Non Wholly Owned Entities, Income (Loss) before Interest Tax, Depreciation and Amortization	7				2					24	[1]	2	[1]	7	[1]
Depreciation and amortization	(251)				(265)					(1,056)		(1,091)		(1,192)
Interest Expense	(407)				(467)					(1,753)		(1,881)		(1,898)
Interest income	1				3					11		11		9
Loss on debt extinguishment										(260)		0		0
Other Operating Expenses and Other Nonoperating Income (Expense)	5				6					95	[2]	(129)	[2]	(150)	[2]
Income tax expense (benefit)	(3)				(37)					(82)		(87)		224
Share-based Compensation	(7)				(29)					(50)		(38)		(12)
Alliance Conversions Cost	(3)				(7)					(20)		(68)		(77)
KKR Annual Sponsorship Fee for Management Consulting Financial and Other Advisory Service	(6)				(6)					(27)		(32)		(34)
Adjustments for Debt Issuance Costs	(1)				(3)					(3)		(5)		(14)
Global Business Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	962				944					4,046		3,938		3,870
Adjustments to reconcile to consolidated revenues:
Segment EBITDA	360				386					1,687		1,644		1,606
Global Financial Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	357				355					1,489		1,384		1,406
Adjustments to reconcile to consolidated revenues:
Segment EBITDA	119				120					529		404		370
Network & Security Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	336				330					1,369		1,362		1,406
Adjustments to reconcile to consolidated revenues:
Segment EBITDA	130				144					608		549		585
Total reported segments | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	$ 1,655				$ 1,629					6,904		6,684		6,682
Adjustments to reconcile to consolidated revenues:
Segment EBITDA										$ 2,824		$ 2,597		$ 2,561

[1]	Net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.
[2]	Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, certain retention bonuses, litigation and regulatory settlements, and “Other income (expense)” as presented in the consolidated statement of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).